Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income	$ 4,615	$ 3,336	$ 12,909	$ 17,258
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Unrealized gain/(loss)	(21)	389	56	185
Reclassification to earnings of net loss/(gain)	(4)	35	(6)	41
Allowance for credit losses recognized in earnings	0	0	1	1
Income taxes relating to:
Unrealized gain/(loss)	4	(104)	(19)	(55)
Reclassification to earnings of net loss/(gain)	2	(5)	4	(1)
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(19)	315	36	171
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	3,677	522	65	(405)
Reclassification to earnings of net loss/(gain)	0	(1)	0	(534)
Net gain/(loss) on hedges	(2,633)	(465)	(260)	49
Reclassification of earnings to net loss/(gain) on hedges	0	0	0	(799)
Income taxes relating to:
Net gain/(loss) on hedges	732	128	72	(17)
Reclassification to earnings of net loss/(gain) on hedges	0	0	0	220
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	1,776	184	(123)	(328)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Gain/(loss)	1,814	94	(1,275)	4,047
Reclassification to earnings of loss/(gain)	(2,881)	(1,214)	(1,512)	(2,616)
Income taxes relating to:
Gain/(loss)	(488)	(40)	346	(1,135)
Reclassification to earnings of loss/(gain)	767	344	403	734
Net change in gain/(loss) on derivatives designated as cash flow hedges	(788)	(816)	(2,038)	1,030
Share of other comprehensive income (loss) from investment in Schwab	0	0	0	1,870
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	61	(23)	100	(40)
Income taxes	(17)	6	(28)	12
Remeasurement gain/(loss) on employee benefit plans	44	(17)	72	(28)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Net unrealized gain/(loss)	6	73	41	136
Income taxes	(2)	(17)	(12)	(33)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	4	56	29	103
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(6)	(47)	(9)	(18)
Income taxes	2	13	2	5
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(4)	(34)	(7)	(13)
Total other comprehensive income (loss)	1,013	(312)	(2,031)	2,805
Total comprehensive income (loss)	5,628	3,024	10,878	20,063
Available to:
Common shareholders	5,534	2,936	10,481	19,689
Preferred shareholders and other equity instrument holders	$ 94	$ 88	$ 397	$ 374